Geographic Revenue Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Europe USD ($)	Dec. 31, 2013 Europe CNY	Dec. 31, 2012 Europe CNY	Dec. 31, 2011 Europe CNY	Dec. 31, 2013 Germany USD ($)	Dec. 31, 2013 Germany CNY	Dec. 31, 2012 Germany CNY	Dec. 31, 2011 Germany CNY	Dec. 31, 2013 Spain USD ($)	Dec. 31, 2013 Spain CNY	Dec. 31, 2012 Spain CNY	Dec. 31, 2011 Spain CNY	Dec. 31, 2013 France USD ($)	Dec. 31, 2013 France CNY	Dec. 31, 2012 France CNY	Dec. 31, 2011 France CNY	Dec. 31, 2013 Italy USD ($)	Dec. 31, 2013 Italy CNY	Dec. 31, 2012 Italy CNY	Dec. 31, 2011 Italy CNY	Dec. 31, 2013 Belgium USD ($)	Dec. 31, 2013 Belgium CNY	Dec. 31, 2012 Belgium CNY	Dec. 31, 2011 Belgium CNY	Dec. 31, 2013 Holland USD ($)	Dec. 31, 2013 Holland CNY	Dec. 31, 2012 Holland CNY	Dec. 31, 2011 Holland CNY	Dec. 31, 2013 Czech USD ($)	Dec. 31, 2013 Czech CNY	Dec. 31, 2012 Czech CNY	Dec. 31, 2011 Czech CNY	Dec. 31, 2013 Greece USD ($)	Dec. 31, 2013 Greece CNY	Dec. 31, 2012 Greece CNY	Dec. 31, 2011 Greece CNY	Dec. 31, 2013 England USD ($)	Dec. 31, 2013 England CNY	Dec. 31, 2012 England CNY	Dec. 31, 2011 England CNY	Dec. 31, 2013 Other European countries USD ($)	Dec. 31, 2013 Other European countries CNY	Dec. 31, 2012 Other European countries CNY	Dec. 31, 2011 Other European countries CNY	Dec. 31, 2013 PRC (excluding HK SAR, Macau and Taiwan) USD ($)	Dec. 31, 2013 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2012 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2011 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2013 HK SAR USD ($)	Dec. 31, 2013 HK SAR CNY	Dec. 31, 2012 HK SAR CNY	Dec. 31, 2013 United States of America USD ($)	Dec. 31, 2013 United States of America CNY	Dec. 31, 2012 United States of America CNY	Dec. 31, 2011 United States of America CNY	Dec. 31, 2013 Japan USD ($)	Dec. 31, 2013 Japan CNY	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2013 Other countries USD ($)	Dec. 31, 2013 Other countries CNY	Dec. 31, 2012 Other countries CNY	Dec. 31, 2011 Other countries CNY
Geographical Revenue Information
Total net revenues	$ 2,216,511	13,418,093	11,391,928	14,677,965	$ 666,880	4,037,094	6,865,842	9,069,292	$ 402,904	2,439,058	4,765,312	6,595,109	$ 21,708	131,414	381,910	511,757	$ 25,861	156,557	75,898	352,107	$ 15,695	95,013	389,218	700,646	$ 15,387	93,149	56,653	70,236	$ 37,525	227,163	502,843	222,413	$ 187	1,134	9,529	9,899	$ 53,788	325,619	477,138	210,487	$ 66,573	403,014	117,381	227,122	$ 27,252	164,973	89,960	169,516	$ 751,025	4,546,482	2,653,341	3,261,886	$ 125	756	7,674	$ 480,080	2,906,262	1,600,695	2,137,219	$ 160,663	972,604	81,911	51,236	16,775	13,036	$ 157,738	954,895	165,690	145,296